Cover	Nov. 02, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Entity Registrant Name	THE CLOROX COMPANY
Entity Incorporation, State or Country Code	DE
Entity File Number	1-07151
Entity Tax Identification Number	31-0595760
Entity Address, Address Line One	1221 Broadway
Entity Address, City or Town	Oakland
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94612-1888
City Area Code	510
Local Phone Number	271-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock - $1.00 par value
Trading Symbol	CLX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000021076
Amendment Flag	false